Warrant Liability - Schedule of Changes in Warrant Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Current portion of warrant liability	$ 447
Warrant Liability [Member]
Statement Line Items [Line Items]
Balance – Beginning of the year	3,634
Exercise of warrants	(318)
Change in fair value of warrant liability	(1,865)
Balance - End of the year	1,451
Current portion of warrant liability	447
Long-term portion of warrant liability	$ 1,004